Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument
Long-term debt	$ 1,166,151	$ 1,495,835
IBERIABANK
Debt Instrument
Long-term debt	$ 1,046,041	1,375,725
IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
Minimum FHLB advance amortization period	1 year 4 months
Maximum FHLB advance amortization period	20 years 1 month
Long-term debt	$ 986,027	1,331,579
IBERIABANK | Federal Home Loan Bank Notes | Blanket Floating Lien
Debt Instrument
Additional advances available from FHLB	7,000,000
IBERIABANK | Federal Home Loan Bank Notes | Pledge of Investment Securities
Debt Instrument
Additional advances available from FHLB	1,900,000
IBERIABANK Corporation | Junior Subordinated Debt
Debt Instrument
Long-term debt	$ 120,110	$ 120,110
Debt Instrument term	30 years
Earliest call date after issue	5 years
Earliest interest payment deferral date (in years or 20 consecutive quarters)	5 years
Weighted Average | IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
Weighted average advance rate on FHLB advances	2.15%	1.48%